RELATED-PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended						3 Months Ended	9 Months Ended
	Aug. 30, 2014 item	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 30, 2014 Manager item	Apr. 15, 2014 Manager	Sep. 30, 2014 Manager	Sep. 30, 2014 Manager	Dec. 31, 2013 Manager	Dec. 31, 2012 Manager	Sep. 30, 2014 Employees Unsecured promissory notes	Sep. 30, 2013 Employees Unsecured promissory notes	Dec. 31, 2013 Employees Unsecured promissory notes	Dec. 31, 2012 Employees Unsecured promissory notes	Dec. 31, 2011 Employees Unsecured promissory notes	Sep. 30, 2014 Australian JV	Dec. 31, 2013 Australian JV	Dec. 31, 2012 Australian JV	Sep. 30, 2014 Moelis Asset Management LP	Sep. 30, 2014 Moelis Asset Management LP	Jun. 30, 2014 Moelis Asset Management LP
Related-party transactions
Aircraft lease term								10 years
Lease costs to be paid							$ 61		$ 156	$ 310
Expenses for use of the aircraft				2,270	2,625	2,552			221	301	58	211
Number of lessees of aircraft (other than the Company), including related party	2
Number of lessess of aircraft who are a related party	2						1
Unsecured promissory notes from employees													120		831	1,214
Fixed and variable interest rates (as a percent)													4.00%		4.75%
Principal repayments		831	383	383	56	157							831	383	383	56	157
Interest income recognized													5	29	39	43	40
Fee for services																					500	960
Due to related party																		425	1,145	263
Investment into the entity controlled by a related party		16,634		12,481	10,371																		265
Revenue from Related Parties																					$ 2,769	$ 3,717